Intangible Assets, net and Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net and Goodwill

Intangible assets, net and goodwill consist of the following (in millions):

	As of December 31,						Weighted Average Life as of December 31, 2014
	2014			2013
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Identifiable assets subject to amortization:
Franchise agreements	$696.8	$(83.1)	$613.7	$491.3	$(66.0)	$425.3	22.6 Years
Favorable leases	490.7	(62.8)	427.9	158.4	(48.5)	109.9	7.5 Years

Subtotal	1,187.5	(145.9)	1,041.6	649.7	(114.5)	535.2	17.4 Years

Indefinite lived intangible assets:
Burger King brand	$2,167.0	$—	$2,167.0	$2,260.8	$—	$2,260.8
Tim Hortons brand	7,236.5	—	7,236.5	—	—	—

Subtotal	9,403.5	—	9,403.5	2,260.8	—	2,260.8

Intangible assets, net			$10,445.1			$2,796.0

Goodwill	$5,230.1			$630.0

Schedule of Estimated Future Amortization Expenses on Intangible Assets

As of December 31, 2014, the estimated future amortization expense on identifiable assets subject to amortization is as follows (in millions):

Twelve-months ended December 31,	Amount
2015	$80.9
2016	76.7
2017	73.6
2018	69.8
2019	66.3
Thereafter	674.3

Total	$1,041.6

Schedule of Changes in Carrying Amount of Goodwill by Geographic Segment

The changes in the carrying amount of goodwill during 2014 and 2013 by operating segment (Burger King, “BK” and Tim Hortons, “TH”) are as follows (in millions):

	BK	TH	Total
Balances at December 31, 2012	$619.2	$—	$619.2
Impact from refranchisings	(2.3)	—	(2.3)
Effects of foreign currency adjustments	8.5	—	8.5
Transfer from (to) assets held for sale	4.6	—	4.6

Balances at December 31, 2013	630.0	—	630.0

Purchase of Tim Hortons	—	4,640.0	4,640.0
Effects of foreign currency adjustments	(25.1)	(14.8)	(39.9)

Balances at December 31, 2014	$604.9	$4,625.2	$5,230.1